Lease liabilities - Contractual maturities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Carrying value	$ 601,994	$ 605,558	$ 376,101	$ 314,747
Total contractual cash flows	$ 1,181,459	1,108,532
Average remaining lease term	12 years 6 months
Within 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 101,709	92,417
2-3 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	193,434	179,930
4-5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	180,895	168,231
Over 5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 705,421	$ 667,954